Other Assets (Tables)	12 Months Ended
Dec. 31, 2024
Other Assets1 [Abstract]
Summary of Other Asset	The following table includes details of other assets as of the periods presented:

	December 31, 2024	December 31, 2023
Other non-current assets
Other non-current assets(a)	$6,270	$9,172
Total other non-current assets	$6,270	$9,172
Other current assets
Prepaid expenses	$9,077	$3,955
Inventory	9,591	7,829
Total other current assets	$18,668	$11,784
(a)Includes the Group’s investment in DP Lion Equity Holdco LLC of $5,566 and $7,500 as of December 31, 2024 and 2023, respectively. Refer to Notes 5 and 21 for additional information regarding the DP Lion Equity Holdco LLC equity sale.